SUPPLEMENT DATED APRIL 30, 2026

TO THE PROSPECTUS

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 28, 2025

OF

DGI U.S. Government Money Market Fund (the “Fund”)

(a series of the DGI Investment Trust)

Effective immediately, the following changes will occur:

1.	The section of the Fund’s summary and statutory prospectus titled “Tax Information” is hereby replaced in its entirety with the following:

Tax Information

The Fund is intended solely for residents of Puerto Rico.

The Fund will not qualify as a regulated investment company under Subchapter M of the US Code. Instead, and as further explained in the SAI, the Fund will be treated as a foreign corporation for U.S. income tax purposes that is not engaged in trade or business in the United States and that is subject to taxation under the laws of Puerto Rico. In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both.

Distributions to individuals who are residents of Puerto Rico (“Individual PR Residents”) of Ordinary Dividends and Capital Gain Dividends (as such terms are defined below under the heading “Tax Information”) qualify for a special PR income tax rate of 15%, if certain conditions are met. Distributions of Exempt Dividends (as such term is defined in the SAI) are exempt from Puerto Rico income taxes. To the extent that withholding is required, the 15% PR income tax will be withheld at source by the Fund or its paying agent for Class A Withholding Shares and Class I Withholding Shares. Notwithstanding the foregoing, distributions to Individual PR Residents may be subject to an alternate basic tax if their regular tax liability is less than the alternate basic tax liability. The alternate basic tax applies with respect to Individual PR Residents that have alternate basic tax net income in excess of $25,000. The alternate basic tax rates range from 1% to 24% depending on the alternate basic tax net income. The alternate basic tax net income is determined by adjusting the individual’s net income subject to regular income tax rates by, among other items, adding: (i) certain income exempt from the regular income tax and (ii) income subject to special tax rates as provided in the PR Code such as: Ordinary Dividends, Capital Gain Dividends, and long-term capital gains recognized by Individual PR Residents on the sale, exchange or other taxable disposition of the shares of the Fund.

Individuals who are not residents of Puerto Rico will be subject to Puerto Rico income tax on Ordinary Dividends at the rate of 15% to be withheld at source by the Fund or its paying agent. No PR income tax should apply on Capital Gain Dividends because such dividends are treated as long-term capital gains from sources outside of Puerto Rico. Also, no PR income tax should apply on Exempt Dividends.

By purchasing Class A Withholding Shares and Class I Withholding Shares of the Fund, each individual investor will be irrevocably agreeing to provide the Fund or its paying agent authority to make the 15% Puerto Rico income tax withholding on all Ordinary Dividends, Capital Gain Dividends, and Exempt Dividends to the extent the Fund or its paying agent deem such withholding to be necessary or appropriate. In the case of Exempt Dividends, Capital Gain Dividends, and Ordinary Dividends distributed to certain investors, the 15% withholding tax may be inapplicable or in excess of the applicable Puerto Rico income tax rate. In such cases, the investor should be able to either credit the 15% withholding tax against the applicable Puerto Rico income tax liability or request a refund from the PRTD of the 15% withholding tax or the excess of the 15% withholding tax over the ultimate tax liability, as applicable.

Distributions from the Fund are generally not subject to U.S. federal income tax if the distribution is made to: (i) Individual PR Residents who are bona fide residents of Puerto Rico within the meaning of Section 933 and 937 of the U.S. Code (“Qualifying Individuals”), (ii) trusts (other than business trusts) organized under the laws of Puerto Rico, if all the beneficiaries and the trustees are Qualifying Individuals or entities organized under the laws of Puerto Rico treated as corporations for income tax purposes (“Qualifying Trusts”), or (iii) entities organized under the laws of Puerto Rico treated as corporations for income tax purposes, engaged in trade or business, if any, exclusively in Puerto Rico and controlled by Qualifying Individuals (“Qualifying Corporations”). Distributions to investors who are not Qualifying Individuals, Qualifying Trusts or Qualifying Corporations may be subject to U.S. federal income taxes and adverse tax consequences may apply under the US Code.

Under the general sourcing rules otherwise applicable to dividends paid by Puerto Rico corporations, distributions from the Fund to Qualifying Individuals should be treated as Puerto Rico source income exempt from U.S. federal income taxes under US Code Section 933. Notwithstanding the foregoing, Qualifying Individuals holding, directly, indirectly or by attribution, 10% or more of the shares of the Fund, should note that dividends from the Fund may be treated as income from sources outside of Puerto Rico subject to adverse U.S. federal income taxes. Additionally, Qualifying Individuals, regardless of their percentage of shares held in the Fund, should note that pursuant to the regulations issued under Section 937(b) of the US Code, dividends from the Fund may be treated as income from sources outside of Puerto Rico subject to adverse U.S. federal income taxes, if the investment in the Fund is treated as made pursuant to a conduit plan or arrangement (“conduit arrangements”). We understand that said conduit regulations were not intended to apply to an actively managed investment company, such as the Fund, that is subject to regulation by governmental authorities and, therefore, the general sourcing rules should apply to treat the dividends paid by the Fund as Puerto Rico source income excluded from U.S. federal income taxes by shareholders who are bona fide residents of Puerto Rico within the meaning of US Code Sections 933 and 937. However, the U.S. Internal Revenue Service (“IRS”) or the courts may disagree with this interpretation and treat the investment in the Fund as a conduit arrangement, and, as a result, the dividends paid to shareholders who are bona fide residents of Puerto Rico would be treated as income from sources outside of Puerto Rico subject to U.S. federal income taxes.

Please also refer to “Tax Information” in the SAI and consult your tax adviser.

2.	The section titled “Information About the Fund’s Share Classes” in the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

The Fund currently offers Class A Withholding Shares, Class A Non-Withholding, Class I Withholding, and Class I Non-Withholding Shares. Each share class represents an ownership interest in the same investment portfolio of securities. Each share class has different eligibility and availability criteria expenses, and dividends and distributions, allowing you to invest in the way that best suits your needs.

If you are eligible to invest in Class I Withholding Shares or Class I Non-Withholding Shares and such shares are offered, one of those classes is likely to be the most appropriate choice, as they do not have annual distribution or service fees.

If you select Class A Withholding and/or Class I Withholding Shares for your investment in the Fund you will be deemed to have instructed the Fund or its paying agent to cause to withhold a 15% withholding tax on all Exempt Dividends (as defined below, under “Tax Information”) Capital Gain Dividends (as defined below, under “Taxation”) and Ordinary Dividends (as defined below, under “Tax Information”) to the extent the Fund or its paying agent deem such withholding to be necessary or appropriate, and the brokers or other financial intermediaries through which the investors hold their shares will withhold the 15% withholding tax and pay it to the PRTD. In the case of Exempt Dividends, Capital Gain Dividends, and Ordinary Dividends distributed to certain investors, the 15% withholding tax may be inapplicable or in excess of the applicable Puerto Rico income tax rate. In such cases, the investor should be able to either credit the 15% withholding tax against the applicable Puerto Rico income tax liability or request a refund from the PRTD of the 15% withholding tax or the excess of the 15% withholding tax over the ultimate tax liability, as applicable. See “Tax Information” below.

If you are eligible and select Class A Non-Withholding Shares or Class I Non-Withholding Shares for your investment in the Fund, you are deemed to have irrevocably instructed the Fund not to cause to withhold the 15% withholding tax or any other Puerto Rico tax on Exempt Dividends, Capital Gain Dividends, and Ordinary Dividends, distributed on your shares, and the brokers or other financial intermediaries through which the investors hold their shares will not withhold any taxes payable to Puerto Rico. If you are a Qualifying Individual or a Qualifying Trust, including a Qualifying Retirement Trust, prior to or concurrently with the acquisition of the Class A Non-Withholding Shares or Class I Non-Withholding Shares you must deliver to the Fund or its agents a letter signed by you, in a form acceptable to the Fund certifying that you elect not to be subject to the 15% withholding tax imposed by subsection (a) of PR Code section 1023.06 and certifying that you are not subject to any other Puerto Rico withholding tax on dividends distributed by the Fund. Nonresident U.S. Citizens will not be able to acquire Class A Non-Withholding Shares or Class I Non-Withholding Shares because they are subject to a 15% withholding tax on Ordinary Dividends and thus would not be able to certify that they are not subject to any other Puerto Rico withholding tax on dividends distributed by the Fund. On the other hand, if you are a Qualifying Corporation (as defined below, under “Tax Information”) or a Resident Foreign Corporation prior to or concurrently with the acquisition of the Class A Non-Withholding Shares or Class I Non-Withholding Shares, you must deliver to the Fund a letter signed by you in a form acceptable to the Fund indicating that you are not subject to any Puerto Rico withholding tax on Ordinary Dividends and Capital Gain Dividends distributed by the Fund. Foreign Corporations will not be able to acquire Class A Non-Withholding Shares or Class I Non-Withholding Shares because they are subject to a 10% Puerto Rico withholding tax on Ordinary Dividends and thus would not be able to certify that they are not subject to Puerto Rico withholding tax on dividends distributed by the Fund.

In the event that the Fund, in its sole discretion, determines that the Non-Withholding Certification of a holder of Class A Non-Withholding Shares, at the time it was made was, or has subsequently become, inaccurate in any respect, the Fund may convert Class A Non-Withholding Shares held by such shareholder to Class A Withholding Shares with the same aggregate net asset value. The Fund may complete such a conversion without prior notice to such shareholder.

The Fund and its paying agent are not responsible for your share class selection. You should consult with your tax adviser to ensure that you select the share class appropriate for your withholding status and tax situation. Your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (each, a “Financial Intermediary”) can also help you determine which share class is best suited to your personal financial goals.

The table below summarizes key features of each of the share classes of the Fund.	Class A Withholding Shares	Class A Non-Withholding Shares	Class I Withholding Shares	Class I Non-Withholding Shares
Availability/ Eligibility	Generally available.	Limited to investors that are not subject to Puerto Rico income tax withholding (other than the 15% withholding tax applicable to Qualifying Individuals and Qualifying Trusts, who must elect not to be subject to such withholding to be able to acquire this type of shares).

Limited to certain investors, including:

Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer or investment adviser, trust company or bank in which the investor pays that financial intermediary a fee for investment advisory services and the financial intermediary through whom the shares are acquired has an agreement with distributors authorizing the sale of Fund shares

Limited to investors described under Class I Withholding Shares that are not subject to Puerto Rico income tax withholding (other than the 15% withholding tax applicable to Qualifying Individuals and Qualifying Trusts, who must elect not to be subject to such withholding to be able to acquire this type of shares).

Distribution and Service (12b-1) Fees	Distribution Fee: 0.25%	Distribution Fee: 0.25%	Distribution Fee: None	Distribution Fee: None
Advantage

Class A Shares are generally available and not limited to the types of investors described above for Class I Shares.

Qualifying Individuals, Qualifying Trusts and Nonresident U.S. Citizens will be subject to the reduced 15% Puerto Rico withholding tax on Ordinary Dividends, instead of the regular Puerto Rico income tax rate of up to 31.35% on income subject to that tax.

Investors can avoid excessive Puerto Rico income tax withholding on distributions otherwise exempt from Puerto Rico income taxes or subject to a lower effective Puerto Rico income tax rate.

There are no distribution or service fees.

Qualifying Individuals, Qualifying Trusts and Nonresident U.S. Citizens will be subject to the reduced 15% Puerto Rico withholding tax on Ordinary Dividends, instead of the regular Puerto Rico income tax rate of up to 31.35% on income subject to that tax.

Investors can avoid excessive Puerto Rico income tax withholding on distributions otherwise exempt from Puerto Rico income taxes or subject to a lower effective Puerto Rico income tax rate.

Disadvantage	Subject to a 0.25% distribution fee. To the extent applicable, investors will be subject to Puerto Rico income tax withholding on certain distributions not otherwise subject to withholding.

Subject to a 0.25% distribution fee.

Qualifying Individuals and Qualifying Trusts will be subject to the regular Puerto Rico income tax rates of up to 31.35% on Ordinary Dividends, instead of the reduced 15% Puerto Rico withholding tax.

		Availability and eligibility are limited. To the extent applicable, investors will be subject to Puerto Rico income tax withholding on certain distributions not otherwise subject to withholding.	Qualifying Individuals and Qualifying Trusts will be subject to the regular Puerto Rico income tax rates of up to 31.35% on Ordinary Dividends, instead of the reduced 15% Puerto Rico withholding tax.

The following pages will discuss additional information about each share class, including the requirements to purchase Class I Withholding and Class I Non-Withholding Shares.

3.	The section of the Fund’s statutory prospectus titled “Dividends and Distributions” is hereby replaced in its entirety with the following:

Dividends and Distributions

The Fund intends to declare dividends from net investment income daily and pay such dividends monthly. The Fund will distribute net realized capital gains (including net short-term capital gains), if any, at least annually; however, the Fund does not expect to realize any long-term capital gains and losses.

Fund shares begin earning dividends on the day after a share purchase is effected and payment in U.S. dollar or other immediately available funds is received. Shares earn dividends through the day the redemption order is received in good order.

Unless a shareholder has elected to receive distributions of income in cash, dividends will be reinvested automatically in additional shares of the same class at net asset value per share of such class. Reinvested dividends are credited to shareholders’ accounts in additional shares of the same class at the net asset value per share of such class as of the close of business on the ex-dividend date. A shareholder may change the option at any time by notifying his or her broker.

Exempt Dividends, Capital Gain Dividends and Ordinary Dividends on Class A Withholding and Class I Withholding Shares may be distributed net of the 15% withholding tax imposed by Section 1023.06(a) of the PR Code, to the extent the Fund or its paying agent deems such withholding necessary or appropriate. Any such withholding tax will be withheld at source by the brokers or other financial intermediaries through which the investors hold their shares, to the extent instructed by the Fund or its paying agent, provided that the 15% withholding tax will not be applicable to Exempt Dividends, Capital Gain Dividends and Ordinary Dividends on Class A Non-Withholding and Class I Non-Withholding Shares.

Distributions from the Fund may be subject to U.S. federal income taxes if made to shareholders who are not Qualifying Investors (as defined herein). Please refer to the section entitled “Tax Information” and consult your tax adviser.

4.	The section of the Fund’s statutory prospectus titled “Income Taxes on Dividend Distributions” is hereby replaced in its entirety with the following:

Income Taxes on Dividend Distributions. Dividend distributions by the Fund are classified as “Exempt Dividends,” “Capital Gain Dividends,” or “Ordinary Dividends” as discussed below.

Distributions paid by the Fund from its earnings and profits derived from certain exempt income described in Section 1031.02 of the PR Code, including without limitation, interest on obligations of the United States, any state or territory of the United States or political subdivision thereof and of the District of Columbia constitute exempt dividends (“Exempt Dividends”) and are exempt from Puerto Rico income tax. However, investors that acquire Class A Withholding Shares or Class I Withholding Shares will be irrevocably agreeing to provide the Fund or its paying agent with authority to withhold taxes at the rate of 15% on Exempt Dividends distributed to them, to the extent the Fund or its paying agent deem such withholding to be necessary or appropriate. The 15% withholding tax may be claimed as a credit against the Puerto Rico income tax of the investor.

Distributions paid by the Fund from its earnings and profits derived from the sale or exchange of property constitute capital gain dividends (“Capital Gain Dividends”) and are not subject to Puerto Rico withholding taxes and are taxable as long-term capital gains to Qualifying Investors regardless of how long the Shares have been held by the Qualifying Investor. Capital Gain Dividends will qualify for the special income tax rate on capital gains of 15% in the case of Qualifying Individuals (or up to 24% if the alternate basic tax is applicable), and for the alternative 20% income tax rate, in the case of Qualifying Corporations. However, Qualifying Investors that acquire Class A Withholding Shares or Class I Withholding Shares will be irrevocably agreeing to provide the Fund or its paying agent with authority to withhold taxes at the rate of 15% on Capital Gain Dividends distributed to them, to the extent the Fund or its paying agent deem such withholding to be necessary or appropriate. The 15% withholding tax may be claimed as a credit against the Puerto Rico income tax of the Qualifying Investor.

Capital Gain Dividends of Nonresident U.S. Citizens and Foreign Corporations should constitute income from sources outside of Puerto Rico not subject to Puerto Rico income tax. Capital Gain Dividends of Resident Foreign Corporations will be subject to a 20% Puerto Rico income tax and may be subject to a 10% Puerto Rico branch profits tax, only if the Capital Gain Dividends are attributable to certain banking or financial business conducted by the Resident Foreign Corporation in Puerto Rico. However, Nonresident U.S. Citizens, Foreign Corporations and Resident Foreign Corporations that acquire Class A Withholding Shares or Class I Withholding Shares will be irrevocably agreeing to provide the Fund or its paying agent with authority to withhold taxes at the rate of 15% on Capital Gain Dividends distributed to them, to the extent the Fund or its paying agent deem such withholding to be necessary or appropriate. As a general rule, Foreign Corporations, Nonresident U.S. Citizens, and Resident Foreign Corporation not engaged in certain banking or financial businesses in Puerto Rico may request a refund from the PRTD of said 15% withholding tax on Capital Gain Dividends treated as non-PR source income. In the case of Resident Foreign Corporations engaged in certain banking or financial businesses in Puerto Rico, a credit should be available for the 15% withholding tax on Capital Gain Dividends attributable to such corporation’s banking or financial business conducted in Puerto Rico.

Special rules may apply to Capital Gain Dividends distributed by the Fund to Qualifying Trusts.

Qualifying Retirement Funds are exempt from Puerto Rico income tax.

A dividend distributed by the Fund that is not an Exempt Dividend or Capital Gain Dividend constitute an ordinary dividend (“Ordinary Dividend”).

Ordinary Dividends and Capital Gain Dividends distributed to Qualifying Investors, Ordinary Dividends distributed to Nonresident U.S. Citizens, and Ordinary Dividends and Capital Gain Dividends distributed to Resident Foreign Corporations attributable to certain banking or financial business conducted by the Resident Foreign Corporation in Puerto Rico, are included in gross income and subject to Puerto Rico income tax (as ordinary gross income or capital gain, as the case may be), regardless of whether they are reinvested in additional Shares pursuant to the Fund’s dividend reinvestment plan. Distributions that exceed the earnings and profits of the Fund will be treated as a tax-free return of capital to such investors to the extent of the investors’ basis in the Shares, and any excess will be treated as a gain from the sale or exchange of the Shares.

Qualifying Individuals, Qualifying Trusts, and Nonresident U.S. Citizens that acquire Class A Withholding Shares or Class I Withholding Shares will be irrevocably agreeing to a 15% withholding tax on all Ordinary Dividends, and any such Ordinary Dividends received by such investors will be subject to the 15% withholding tax, rather than to the regular tax on ordinary income. Upon filing a Puerto Rico income tax return, a Qualifying Individual, Qualifying Trust or Nonresident U.S. Citizen subject to the 15% withholding tax may elect not to be subject to the 15% withholding tax on the Ordinary Dividends and instead be subject to the regular income tax rates provided by the PR Code on ordinary income and the 15% withholding tax withheld may be claimed as a credit against Puerto Rico income taxes.

An Ordinary Dividend received by a Foreign Corporation will be subject to a 10% withholding tax that must be withheld by the Fund or its paying agent. However, Foreign Corporations that acquire Class A Withholding Shares or Class I Withholding Shares will be irrevocably agreeing to provide the Fund or its paying agent with authority to withhold tax at the rate of 15% on all Ordinary Dividends distributed to them , to the extent the Fund or its paying agent deem such withholding to be necessary or appropriate. The Foreign Corporation may request a refund from the PRTD for the excess of the 15% withholding tax over the 10% withholding to which the Foreign Corporation was subject.

Qualifying Corporations and Resident Foreign Corporations will be subject to the regular and alternative minimum tax. An Ordinary Dividend received by a Qualifying Corporation or a Resident Foreign Corporation will qualify for an 85% dividend received deduction. Qualifying Corporations and Resident Foreign Corporations will not be eligible for the special 15% withholding tax applicable to Qualifying Individuals, Nonresident U.S. Citizens and Qualifying Trusts. However, Qualifying Corporations and Resident Foreign Corporations that acquire Class A Withholding Shares or Class I Withholding Shares will be irrevocably agreeing to provide the Fund or its paying agent with authority to withhold taxes at the rate of 15% on Ordinary Dividends distributed to them, to the extent the Fund or its paying agent deem such withholding to be necessary or appropriate.. The 15% withholding tax may be claimed as a credit against the Puerto Rico income tax of the Qualifying Corporation and Resident Foreign Corporation.

5.	The section of the Fund’s statement of additional information titled “Distributions” is hereby replaced in its entirety with the following:

Distributions

The Fund intends to declare dividends from net investment income daily and pay such dividends monthly. The Fund will distribute net realized capital gains (including net short-term capital gains), if any, at least annually; however, the Fund does not expect to realize any long-term capital gains and losses.

Unless a shareholder has elected to receive distributions of income in cash, dividends will be reinvested automatically in additional shares of the same class at net asset value per share of such class. Reinvested dividends are credited to shareholders’ accounts in additional shares of the same class at the net asset value per share of such class as of the close of business on the ex-dividend date. A shareholder may change the option at any time by notifying his or her broker.

Exempt Dividends, Capital Gain Dividends and Ordinary Dividends on Class A Withholding and Class I Withholding Shares may be distributed net of the 15% withholding tax imposed by Section 1023.06(a) of the PR Code, which will be withheld at source by the brokers or other financial intermediaries through which the investors hold their shares to the extent the Fund or its paying agent deem such withholding to be necessary or appropriate, provided, however that the 15% withholding tax will not be applicable to Exempt Dividends, Capital Gain Dividends and Ordinary Dividends on Class A Non-Withholding and Class I Non-Withholding Shares.

Distributions from the Fund may be subject to U.S. federal income taxes if made to shareholders who are not Qualifying Investors (as defined herein).

On or before February 28 of each year, the Fund will file with the Puerto Rico Treasury Department (“PRTD”), and provide a copy to each shareholder, an informative return to report all distributions made to each shareholder during the preceding tax year.

6.	The section of the Fund’s SAI titled “Puerto Rico Taxation of Fund Shareholders” is hereby replaced in its entirety with the following:

Puerto Rico Taxation of Fund Shareholders

Income Taxes on Dividend Distributions. Dividend distributions by the Fund are classified as “Exempt Dividends,” “Capital Gain Dividends” or “Ordinary Dividends” as discussed below.

Distributions paid by the Fund from its earnings and profits derived from certain exempt income described in Section 1031.02 of the PR Code, including without limitation, interest on obligations of the United States, any state or territory of the United States or political subdivision thereof and of the District of Columbia (“Exempt Dividends”) are exempt from Puerto Rico income tax. However, investors that acquire Class A Withholding Shares or Class I Withholding Shares will be irrevocably agreeing to provide the Fund or its paying agent with authority to withhold taxes at the rate of 15% on Exempt Dividends distributed to them, to the extent the Fund or its paying agent deem such withholding to be necessary or appropriate The 15% withholding tax may be claimed as a credit against the Puerto Rico income taxability of the investor.

Distributions paid by the Fund from its earnings and profits derived from the sale or exchange of property constitute capital gain dividends (“Capital Gain Dividends”) and are taxable as long-term capital gains regardless of how long the shares of the Fund have been held by the shareholder. Capital Gain Dividends will qualify for the special income tax rate on capital gains of 15% (subject to the alternate basic tax discussed below) in the case of individuals that are bona fide residents of Puerto Rico within the meaning of US Code Sections 933 and 937 (“Qualifying Individuals”), and for the alternative 20% income tax rate in the case of Puerto Rico Corporations.

A dividend distributed by the Fund that is not an Exempt Dividend or Capital Gain Dividend constitutes an ordinary dividend (“Ordinary Dividend”) if made out of earnings and profits attributable to income that is included in gross income by the Fund for Puerto Rico income taxes and subject to Puerto Rico income tax under the PR Code.

Ordinary Dividends and Capital Gain Dividends received by Qualifying Individuals and Puerto Rico Corporations are included in income and subject to Puerto Rico income tax (as ordinary gross income or capital gain, as the case may be) regardless of whether they are reinvested in additional shares of the Fund pursuant to the Fund’s dividend reinvestment plan. Distributions that exceed the earnings and profits of the Fund will be treated as a tax-free return of capital to a shareholder to the extent of the shareholders basis in the shares of the Fund, and any excess will be treated as a gain from the sale or exchange of such shares and subject to the tax consequences described below under Sale, Exchange or Other Disposition of the shares of the Fund.

Ordinary Dividends received by Qualifying Individuals will be subject to a 15% preferential tax (subject to the alternate basic tax discussed below) to be withheld at source, rather than to the regular tax on ordinary income. Upon filing a Puerto Rico income tax return, the Qualifying Individuals may elect not to be subject to the 15% preferential tax on the Ordinary Dividends and be subject to the regular income tax rates provided by the PR Code on ordinary income and the 15% tax withheld at source may be claimed as a credit against Puerto Rico income taxes. However, by purchasing Class A Withholding Shares and Class I Withholding Shares of the Fund, each Qualifying Individual will be irrevocably agreeing to provide the Fund or its paying agent with authority to make the 15% Puerto Rico income tax withholding on all Exempt Dividends, Capital Gain Dividends, and Ordinary Dividends to the extent the Fund or its paying agent deem such withholding to be necessary or appropriate.

An Ordinary Dividend received by a Puerto Rico Corporation will be subject to regular and alternative minimum tax. An Ordinary Dividend received by a Puerto Rico Corporation will qualify for 85% dividends received deduction. Puerto Rico Corporations will not be eligible for the 15% preferential tax applicable in the case of Qualifying Individuals.

Alternate Basic Tax. Qualifying Individuals are subject to alternate basic tax if their regular tax liability is less than the alternate basic tax liability. The alternate basic tax applies with respect to Qualifying Individuals that have alternate basic tax net income in excess of $25,000. The alternate basic tax rates range from 1% to 24% depending on the alternate basic tax net income (the 24% top marginal rate applies to alternate basic tax net income in excess of $250,000). The alternate basic tax net income is determined by adjusting the individual’s net income subject to regular income tax rates by, among other items, adding: (i) certain income exempt from the regular income tax and (ii) income subject to special tax rates as provided in the PR Code such as: Ordinary Dividends, Capital Gain Dividends and long-term capital gains recognized by Qualifying Individuals on the sale, exchange or other taxable disposition of the shares of the Fund. It should be noted that exempt dividends paid by the Fund are not subject to alternate basic tax.

Individuals not Residents of Puerto Rico. Individuals who are not residents of Puerto Rico will be subject to Puerto Rico income tax on Ordinary Dividends at the rate of 15% to be withheld at source by the Fund or its paying agent. No PR income tax should apply on Capital Gain Dividends because such dividends are treated as long-term capital gains from sources outside of Puerto Rico. However, by purchasing Class A Withholding Shares and Class I Withholding Shares of the Fund, each individual investor not resident of Puerto Rico will be irrevocably agreeing to provide the Fund or its paying agent with authority to make the 15% Puerto Rico income tax withholding on all Exempt Dividends, Capital Gain Dividends, and Ordinary Dividends to the extent the Fund or its paying agent deem such withholding to be necessary or appropriate. As a general rule, individuals who are not residents of Puerto Rico may request a refund from the PRTD of said 15% withholding tax on Capital Gain Dividends.

Foreign Corporations. The income taxation of Ordinary Dividends and Capital Gain Dividends paid by the Fund to a foreign corporation will depend on whether or not the foreign corporation is engaged in a trade or business in Puerto Rico in the taxable year of the dividend.

A foreign corporation that is not engaged in a trade or business in Puerto Rico will be subject to Puerto Rico income tax on Ordinary Dividends at the income tax rate of 10% and no PR income tax should apply on Capital Gain Dividends because such dividends are treated as long-term capital gains from sources outside of Puerto Rico. However, by purchasing Class A Withholding Shares and Class I Withholding Shares of the Fund, foreign corporations will be irrevocably agreeing to provide the Fund or its paying agent with authority to make the 15% Puerto Rico income tax withholding on all Exempt Dividends, Capital Gain Dividends, and Ordinary Dividends to the extent the Fund or its paying agent deem such withholding to be necessary or appropriate. As a general rule, foreign corporations not engaged in certain banking or financial businesses in Puerto Rico may request a refund from the PRTD of said 15% withholding tax on Capital Gain Dividends, as well as the withholding tax on Ordinary Dividends in excess of the applicable 10% income tax rate. In the case of foreign corporations engaged in certain banking or financial businesses in Puerto Rico, a credit should be available for the 15% withholding tax on Capital Gain Dividends attributable to such corporation’s banking or financial business conducted in Puerto Rico.

Foreign corporations that are engaged in trade or business in Puerto Rico are subject to the applicable regular Puerto Rico corporate income tax rates on their net income that is effectively connected with the active conduct of a trade or business in Puerto Rico. This income will include all net income from sources within Puerto Rico, such as the Ordinary Dividends, and certain items of net income from sources outside Puerto Rico that are effectively connected with the active conduct of a trade or business in Puerto Rico, which may include Capital Gain Dividends in the case of foreign corporations engaged in a financing, lending or trading business in Puerto Rico. Such net income would be subject to the same rules applicable to Puerto Rico Corporations (including the dividends received deduction and 20% preferential tax on capital gains, discussed above). In general, foreign corporations that are engaged in a trade or business in Puerto Rico are subject to tax at gradual corporate income tax rates that range from 18.5% to 37.5%, plus a 10% branch profits tax.

Sale, Exchange or Other Disposition of the shares of the Fund. Gain recognized by a shareholder from the sale, exchange or other disposition (including a redemption that is not essentially equivalent to a dividend) of shares in the Fund will be treated as a capital gain for shareholders who hold such shares as a capital asset and as a long-term capital gain if such shares have been held by the shareholder for more than one (1) year prior to such sale or exchange. Long-term capital gains recognized by Qualifying Individuals, on the sale, exchange or other disposition of their shares in the Fund will be subject to a 15% income tax rate (plus the alternative basic tax, if applicable). Alternatively, the Qualifying Individuals may elect to include such long-term capital gains as ordinary income and be subject to the regular income tax rates imposed under the PR Code. Long-term capital gains recognized by a Puerto Rico Corporation on the sale, exchange or other disposition of its shares in the Fund will be subject to an alternative 20% income tax rate. Alternatively, a Puerto Rico Corporation may also elect to include such long-term capital gain as ordinary income and be subject to the regular income tax rates imposed under the PR Code. Losses from the sale, exchange or other disposition of shares in the Fund that constitute capital assets in the hands of Qualifying Individuals or Puerto Rico Corporations are deductible only to the extent of gains recognized by such shareholders from the sale, exchange or other disposition of capital assets. Qualifying Individuals and Qualifying Trusts may also deduct up to $1,000 of such capital losses against ordinary income. Qualifying Investors may carryforward and deduct any remaining capital losses against net capital gains derived in such years, subject to certain time limitations, provided, however, that the deduction may not exceed 90% of such capital gains.

Individuals not Residents of Puerto Rico. Individuals who are not residents of Puerto Rico should not be subject to Puerto Rico income tax on the sale or exchange of shares of the Fund because such gain constitutes income from sources outside Puerto Rico.

Foreign Corporations. Foreign corporations that are not engaged in a trade or business in Puerto Rico will not be subject to Puerto Rico income tax on any capital gain realized on the sale or exchange of shares of the Fund because such gains should constitute income from sources outside Puerto Rico. A foreign corporation that is engaged in a financing, banking or trading business in Puerto Rico will generally be subject to Puerto Rico corporate income tax on any gain realized on the sale or exchange of shares of the Fund because such gain should be treated as effectively connected with such trade or business in Puerto Rico. Any such gain should be eligible for the alternative tax of 20% if it qualifies as a long-term capital gain. In general, a foreign corporation that is engaged in a trade or business in Puerto Rico will also be subject to a 10% branch profits tax.

Estate and Gift Taxes. Estate and gift taxes imposed by the PR Code have been repealed with respect to transfers by inheritance or gift occurring after December 31, 2017.

Municipal License Taxes. Under the Municipal Code, all dividends distributed by the Fund to Puerto Rico Corporations will form part of their “volume of business” and, therefore, may be subject to a municipal license tax of up to 1.5% in the case of such shareholders that are engaged in a financial business, or of up to 0.5% in the case of such shareholders engaged in non-financial businesses. Individual investors should not be subject to a municipal license tax on the Fund’s distributions.

Property Taxes. Under the provisions of the Municipal Code, the shares of the Fund should be exempt from Puerto Rico personal property taxes in the hands of the Fund shareholders.

The discussion contained in this Section is a general and abbreviated summary of certain Puerto Rico tax considerations affecting the Fund and its shareholders and is not intended as tax advice or to address a shareholder’s particular circumstances. Investors are urged to consult their tax advisers regarding the tax consequences of investing in the Fund.

Please Retain This Supplement for Future Reference.